Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (1,356)	€ (105)	€ (117)
o/w expenses in operating income	(1,346)	(94)	(98)
o/w net interest on the net defined liability in finance cost	(10)	(11)	(19)
Provisions for other long-term employee benefits	2,318	1,407	1,867
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
o/w expenses in operating income	0
o/w net interest on the net defined liability in finance cost	0
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(74)
o/w expenses in operating income	(63)
o/w net interest on the net defined liability in finance cost	(11)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
o/w expenses in operating income	0
o/w net interest on the net defined liability in finance cost	0
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1,208)
o/w expenses in operating income	(1,210)
o/w net interest on the net defined liability in finance cost	2
Provisions for other long-term employee benefits	1,720	€ 802	€ 1,233	€ 1,225
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(73)
o/w expenses in operating income	(73)
o/w net interest on the net defined liability in finance cost	€ 0